GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill			$ 20,021,357		$ 20,021,357
Amortization expense	$ 341,833	$ 394,998	$ 683,666	$ 789,996